SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 2,138,449	$ 3,020,048
Unrecognized employee share based compensation expense	$ 6,862,141
Weighted average period to recognize unrecognized compensation cost (in years)	3 years 3 days